Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

At December 31, 2014 and 2013, inventories consisted of the following:

	December 31,
	2014	2013
Raw materials	$79,776	$91,512
Work in process	84,930	167,337
Finished goods	1,095,869	967,327
	1,260,575	1,226,176
Less: reserve for obsolete inventory	-	-
	$1,260,575	$1,226,176

For the years ended December 31, 2014, 2013 and 2012, the Company did not make any reserve for obsolete inventory.